UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01745
                                                     ---------

                                 WPG Tudor Fund
                                 --------------
               (Exact name of registrant as specified in charter)

                     One New York Plaza, New York, NY 10004
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                            Joseph Reardon, Secretary

                               One New York Plaza

                               New York, NY 10004
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-908-9882

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. SCHEDULE OF INVESTMENTS

               WPG TUDOR FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        VALUE
                                                                     ----------
               COMMON STOCK (93.7%)
               CAPITAL GOODS
               AEROSPACE/DEFENSE (0.5%)
      4,500*   Alliant Techsystems Inc.                                 272,250
                                                                     ----------

               BIOTECHNOLOGY (0.3%)
    149,800*#  Durect Corporation                                       209,720
                                                                     ----------

               COMMUNICATION (2.8%)
    108,600*   IDT Corp                                               1,632,258
                                                                     ----------

               COMPUTER SOFTWARE & SERVICES (2.3%)
    281,500*   Watchguard Technologies Inc                            1,317,420
                                                                     ----------

               CONSTRUCTION (1.6%)
      7,900*   EMCOR Group, Inc.                                        297,198
     25,500*   Masonite International Corp.                             644,130
                                                                     ----------
                                                                        941,328
                                                                     ----------

               SEMICONDUCTORS (0.4%)
     64,600*   Pinnacle Systems Inc                                     269,382
                                                                     ----------

               TECHNOLOGY (6.3%)
     66,150*   Columbia Laboratories, Inc.                              201,758
     79,900*   Danka Business Systems - ADR                             303,620
     37,800*   Embarcadero Technologies, Inc                            319,788
     16,200*   Lipman                                                   380,862
     33,189*   Mead Instruments Corp.                                   103,218
     70,900*   Micromuse Inc                                            260,912
     62,900*   Neoware Systems Inc                                      522,070
     52,100*#  Network Equipment Tech Inc                               344,381
     41,600*   Overland Storage, Inc                                    581,984
     86,000*   Pemstar, Inc.                                            156,520
     11,900*   Titan Corp.                                              166,243
     54,500*   Zilog Inc                                                314,465
                                                                     ----------
                                                                      3,655,821
                                                                     ----------

               CONSUMER
               BASIC MATERIALS (1.8%)
     14,600    Agrium, Inc.                                             259,296
      5,000*   Central Garden & Pet Co.                                 153,100
     43,000*   Hercules Inc                                             612,750
                                                                     ----------
                                                                      1,025,146
                                                                     ----------

               BUSINESS SERVICES (8.0%)
     22,200*   Dave & Buster's Inc.                                     421,356
    272,339*   First Consulting Group                                 1,290,887
     32,000*   FTI Consulting Inc                                       608,580
     25,780*   Marlin Business Services Inc.                            483,633
    150,500*   MDC Partners Inc.                                      1,908,340
                                                                     ----------
                                                                      4,712,796
                                                                     ----------

               CONSUMER CYCLICALS (3.1%)
    280,300*   Applica Inc                                            1,132,412
     54,700*   Innovo Group Inc                                         113,229
     16,400    Reebok International, Ltd.                               602,208
                                                                     ----------
                                                                      1,847,849
                                                                     ----------

               WPG TUDOR FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        VALUE
                                                                     ----------
               CONSUMER NON-CYCLICALS (0.4%)
      6,000    Bunge Limited                                            239,880
                                                                     ----------

               ENTERTAINMENT (7.6%)
     31,200*   Alliance Gaming Corp                                     469,872
     15,100*   Image Entertainment Inc                                   62,514
    116,100*#  Mikohn Gaming Corp                                       673,380
    129,500*   New Frontier Media, Inc.                                 998,445
     14,900*   Pinnacle Entertainment Inc                               205,620
     27,310*   Steiner Leisure Ltd.                                     603,551
     49,300*   Westwood One, Inc.                                       974,661
     31,900    World Wrestling Federation Entertainment, Inc.           389,818
                                                                     ----------
                                                                      4,377,861
                                                                     ----------

               FOOD (3.3%)
     11,400*   Chiquita Brands International                            198,474
    109,800*   Del Monte Foods Co.                                    1,151,802
     21,760    Landry's Restaurants Inc                                 593,830
                                                                     ----------
                                                                      1,944,106
                                                                     ----------

               HEALTH CARE SERVICES (8.0%)
     27,800*   Accredo Health Inc.                                      655,246
     14,200*   Apria Healthcare Group, Inc.                             386,950
     11,600*   DJ Orthopedics Inc                                       204,740
      2,300*#  ICU Medical Inc                                           59,892
     13,100*   KV Pharmaceutical Co Class A                             234,490
      6,600*   Magellan Health Services Inc                             241,296
     58,900*   MIM Corp                                                 340,442
     45,610*#  Odyssey Healthcare Inc                                   809,578
    192,400*   Prime Medical Services Inc                             1,389,128
     21,760*   U.S. Physical Therapy Inc                                295,718
                                                                     ----------
                                                                      4,617,480
                                                                     ----------

               MEDICAL BIOTECHNOLOGY (0.5%)
     14,800*   NBTY Inc.                                                319,088
                                                                     ----------

               WPG TUDOR FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        VALUE
                                                                     ----------
               OTHER (6.0%)
     52,900*   Corinthian Colleges Inc                                  713,092
     43,980*   Flander Corporation                                      377,788
     15,800*   Jacobs Engineering Group Inc                             604,982
     83,540*   Princeton Review Inc                                     626,550
     27,500    Schweitzer Manduit International, Inc.                   891,000
     20,666    Technology Investment Capital Corp                       289,324
                                                                     ----------
                                                                      3,502,736
                                                                     ----------

               PRINTING (1.0%)
     14,900    Banta Corp                                               592,275
                                                                     ----------

               RETAIL (1.9%)
     50,600*   Casual Male Retail Group, Inc                            265,144
      9,500*   Pantry Inc                                               239,115
     27,100*   Provide Commerce                                         566,119
                                                                     ----------
                                                                      1,070,378
                                                                     ----------

               ENERGY
               ELECTRIC UTILITIES (1.4%)
     14,300    Great Plains Energy Inc                                  416,845
     15,600    Hawaiian Electric Industries                             414,024
                                                                     ----------
                                                                        830,869
                                                                     ----------

               NATURAL GAS UTILITIES (3.2%)
     11,800    New Jersey Resources Corp.                               488,520
     33,915*   Southern Union Co                                        695,258
      7,200    UGI Corp                                                 268,272
     15,600*   Vectren Corporation                                      392,808
                                                                     ----------
                                                                      1,844,858
                                                                     ----------

               OIL & GAS EXPLORATION (3.2%)
     16,600*   Energy Partners, Ltd                                     270,248
     35,930*#  Interoil Corp.                                           795,850
     23,900*   Whiting Petroleum Corp                                   726,560
                                                                     ----------
                                                                      1,792,658
                                                                     ----------

               OIL FIELD SERVICES (2.9%)
    184,410*   Newpark Resources Inc                                  1,106,460
     17,100    Tidewater Inc                                            556,605
                                                                     ----------
                                                                      1,663,065
                                                                     ----------

               INTERMEDIATE GOODS & SERVICES (2.8%)
     98,350*   Air Methods Corp                                         634,357
     40,400*   Expressjet Holdings Inc.                                 404,404
     36,700    OMI Corp.                                                587,934
                                                                     ----------
                                                                      1,626,695
                                                                     ----------

               INTEREST SENSITIVE
               BANKS (12.6%)
     50,862    Bank Mutual Corp                                         610,344
     18,300*   Bankunited Financial Corp                                533,445
     13,450    Berkshire Hills Bancorp, Inc.                            496,977
     52,800    Brookline Bancorp, Inc.                                  827,376
     21,999*   Commercial Capital Bancorp                               499,157
     16,000    First Financial Bankshare Inc                            642,560
     16,830    Firstmerit Corp                                          442,713

               WPG TUDOR FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        VALUE
                                                                     ----------
     41,500    Flagstar Bancorp, Inc.                                   883,120
     35,500*   Jefferson Bancshares Inc Tenn                            467,180
     26,533    Macatawa Bank Corp                                       744,251
     23,600    PFF Bancorp Inc                                          903,172
     13,800*   SNB Bancshares Inc                                       165,324
                                                                     ----------
                                                                      7,215,619
                                                                     ----------

               FINANCE (2.2%)
     42,800    Affirmative Insurance Holdings, Inc                      675,384
     18,900*#  Gladstone Capital Corp                                   429,219
      8,600*   Saxon Capital Inc                                        184,900
                                                                     ----------
                                                                      1,289,503
                                                                     ----------

               INSURANCE (1.8%)
     21,300    First American Corporation                               656,679
     49,600*   NCRIC Group, Inc.                                        422,096
                                                                     ----------
                                                                      1,078,775
                                                                     ----------

               REAL ESTATE (7.8%)
     19,600    BRE Properties Inc Cl A                                  751,660
     18,060    Centerpoint Properties Trust                             787,055
     17,100    Colonial Properties                                      687,762
     14,500    Corporate Office Properties                              371,490
     14,600    Federal Realty Investment Trust                          642,400
     18,700    Newcastle Investment Corp                                574,090
     73,940#   Sunterra Corporation                                     704,648
                                                                     ----------
                                                                      4,519,105
                                                                     ----------
               Total Common Stock (Cost $50,286,197)                 54,408,921
                                                                     ----------

               REPURCHASE AGREEMENT (7.7%)
                 (Cost $4,499,000)
  4,499,000    Lehman Brothers
                 1.72% Due 10/1/04 with proceeds at
                 maturity $4,500,000 (collaterlized by
                 $3,385,000 US Treasury Bond, 6.375%
                 Due 8/15/27 with value of $4,604,996)                4,499,000
                                                                     ----------

               TOTAL INVESTMENTS (101.4%)
                 (Cost $54,785,197)                                  58,907,921

               NET OTHER ASSETS (-1.4%)                                (833,311)
                                                                     ----------
               TOTAL NET ASSETS (100.0%)                             58,074,610
                                                                     ==========

               * Non-income producing securities.
               # Portion of security out on loan.

Item 2. CONTROLS AND PROCEDURES

(a)(i) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WPG Tudor Fund


By:   /s/ Daniel Vandivort
      --------------------
      Daniel Vandivort
      Chairman (Principal Executive Officer)

Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Daniel Vandivort
      --------------------
      Daniel Vandivort
      Chairman (Principal Executive Officer)

Date: November 29, 2004


By:   /s/ William Kelly
      -----------------
      William Kelly
      Executive Vice President and Treasurer (Principal Financial Officer)

Date: November 29, 2004